OTHER CURRENT ASSETS - Summary of other current assets (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)
Other Assets [Abstract]
Other receivables	¥ 53,551		¥ 24,453
Value added tax	93,008		93,992
Total	¥ 146,559	$ 20,504	¥ 118,445